NATIONWIDE(R) ASSET ALLOCATION TRUST




                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2001
                                  (UNAUDITED)

                      NATIONWIDE(R) ASSET ALLOCATION TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2001




                               TABLE OF CONTENTS

Schedule of Portfolio Investments:
       Aggressive Portfolio ...............................................   3
       Moderately Aggressive Portfolio ....................................   4
       Moderate Portfolio .................................................   5
       Moderately Conservative Portfolio ..................................   6
       Conservative Portfolio .............................................   7
Statements of Assets and Liabilities ......................................   8
Statements of Operations ..................................................   9
Statements of Changes in Net Assets .......................................  10
Financial Highlights ......................................................  13
Notes to Financial Statements .............................................  18

                      NATIONWIDE(R) ASSET ALLOCATION TRUST
                              AGGRESSIVE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             MUTUAL FUNDS  (100.0%)

             AGGRESSIVE GROWTH  (40.5%)
  175,709    Nationwide Small
             Company Fund, Class I Shares * $ 3,463,219
   37,638    Oppenheimer Capital Appreciation
             Fund, Class A                    1,705,390
   40,401    Oppenheimer Discovery
             Fund, Class A                    1,749,344
                                            -----------
                                              6,917,953
                                            -----------
             GROWTH  (39.7%)
   41,157    American Century Equity
             Growth Fund                        847,418
  205,802    Capital Appreciation Fund,
             Class I Shares *                 2,377,007
   33,310    Credit Suisse Warburg Pincus
             Capital Appreciation Fund          678,185
   21,194    Dreyfus Appreciation Fund, Inc.    841,625
   19,550    Federated Stock Trust              682,309
   58,900    MAS Equity Portfolio
             Adviser Class                      676,757
   12,924    Strong Multi Cap Value Fund        684,348
                                            -----------
                                              6,787,649
                                            -----------

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             GROWTH & INCOME  (19.8%)
   35,678    Gartmore Total Return Fund,
             Class D Shares *               $   677,520
  257,278    Nationwide S&P 500 Index Fund,
             Local Fund Shares *              2,711,706
                                            -----------
                                              3,389,226
                                            -----------
             TOTAL MUTUAL FUNDS              17,094,828
                                            -----------
             TOTAL INVESTMENTS
             (COST $19,373,705) (A) -
             (100.0%)                        17,094,828
             LIABILITIES IN EXCESS OF
             OTHER ASSETS - (-0.0%)              (6,077)
                                            -----------
             NET ASSETS - (100.0%)          $17,088,751
                                            ===========

-------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:
       Unrealized appreciation      $   234,701
       Unrealized depreciation       (2,513,578)
                                    -----------
       Net unrealized depreciation  $(2,278,877)
                                    ===========

* Investment in affiliate.
See notes to financial statements.

                      NATIONWIDE(R) ASSET ALLOCATION TRUST
                        MODERATELY AGGRESSIVE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             MUTUAL FUNDS  (90.1%)

             AGGRESSIVE GROWTH  (30.4%)
  157,582    Nationwide Small Company Fund,
             Class I Shares *               $ 3,105,940
   31,507    Oppenheimer Capital Appreciation
             Fund, Class A                    1,427,565
   38,647    Oppenheimer Discovery Fund,
             Class A                          1,673,405
                                            -----------
                                              6,206,910
                                            -----------
             GROWTH  (29.8%)
   39,369    American Century Equity
             Growth Fund                        810,602
  175,779    Capital Appreciation Fund,
             Class I Shares *                 2,030,247
   29,876    Credit Suisse Warburg Pincus
             Capital Appreciation Fund          608,277
   20,274    Dreyfus Appreciation Fund, Inc.    805,097
   23,376    Federated Stock Trust              815,806
   52,823    MAS Equity Portfolio
             Adviser Class                      606,941
    7,728    Strong Multi Cap Value Fund        409,204
                                            -----------
                                              6,086,174
                                            -----------
             GROWTH & INCOME  (19.9%)
   42,660    Gartmore Total Return Fund,
             Class D Shares *                   810,105
  307,660    Nationwide S&P 500 Index Fund,
             Local Fund Shares *              3,242,739
                                            -----------
                                              4,052,844
                                            -----------
             BOND  (10.0%)
  202,895    Nationwide Income Fund,
             Class I Shares *                 2,049,243
                                            -----------
             TOTAL MUTUAL FUNDS              18,395,171
                                            -----------

--------------------------------------------------------------------------------
PRINCIPAL    SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             FIXED INCOME  (9.9%)
$2,028,837   Nationwide Fixed Contract,
             5.75% *, **                    $  2,028,837
                                            -----------
             TOTAL FIXED INCOME               2,028,837
                                            -----------

             TOTAL INVESTMENTS
             (COST $22,229,641) (A) -
             (100.0%)                        20,424,008
             LIABILITIES IN EXCESS OF
             OTHER ASSETS - (-0.0%)              (6,651)
                                            -----------
             NET ASSETS - (100.0%)          $20,417,357
                                            ===========

--------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:
       Unrealized appreciation       $   247,419
       Unrealized depreciation        (2,053,052)
                                     -----------
       Net unrealized depreciation   $(1,805,633)
                                     ===========

* Investment in affiliate.
**The Nationwide Fixed Contract rate changes quarterly.
See notes to financial statements.

                      NATIONWIDE(R) ASSET ALLOCATION TRUST
                               MODERATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SHARES        SECURITY DESCRIPTION          MARKET VALUE
--------------------------------------------------------------------------------
              MUTUAL FUNDS  (90.1%)

              AGGRESSIVE GROWTH  (20.3%)
   75,708     Nationwide Small
              Company Fund, Class I Shares* $ 1,492,213
   16,218     Oppenheimer Capital
              Appreciation Fund, Class A        734,820
   17,409     Oppenheimer Discovery Fund,
              Class A                           753,806
                                            -----------
                                              2,980,839
                                            -----------
              GROWTH  (19.9%)
   21,281     American Century Equity
              Growth Fund                       438,172
   88,680     Capital Appreciation Fund,
              Class I Shares *                1,024,255
   14,353     Credit Suisse Warburg Pincus
              Capital Appreciation Fund         292,223
    7,306     Dreyfus Appreciation Fund, Inc.   290,126
    8,424     Federated Stock Trust             293,983
   25,377     MAS Equity Portfolio Adviser
               Class                             291,576
    5,569     Strong Multi Cap Value Fund       294,856
                                            -----------
                                              2,925,191
                                            -----------
              GROWTH & INCOME  (29.8%)
   46,119     Gartmore Total Return Fund,
              Class D Shares *                  875,792
  332,562     Nationwide S&P 500 Index Fund,
              Local Fund Shares *             3,505,208
                                            -----------
                                              4,381,000
                                            -----------
              BOND  (20.1%)
  292,444     Nationwide Income Fund,
              Class I Shares *                2,953,688
                                            -----------
              TOTAL MUTUAL FUNDS             13,240,718
                                            -----------

--------------------------------------------------------------------------------
PRINCIPAL     SECURITY DESCRIPTION          MARKET VALUE
--------------------------------------------------------------------------------
              FIXED INCOME  (9.9%)
$1,462,193    Nationwide Fixed Contract,
              5.75% *, **                   $ 1,462,193
                                            -----------

              TOTAL FIXED INCOME              1,462,193
                                            -----------

              TOTAL INVESTMENTS
              (COST $15,875,545) (A) -
              (100.0%)                       14,702,911
              LIABILITIES IN EXCESS OF
              OTHER ASSETS - (-0.0%)             (5,031)
                                            -----------
              NET ASSETS - (100.0%)         $14,697,880
                                            ===========

-------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:
       Unrealized appreciation       $   168,811
       Unrealized depreciation        (1,341,445)
                                     -----------
       Net unrealized depreciation   $(1,172,634)
                                     ===========

* Investment in affiliate.
**The Nationwide Fixed Contract rate changes quarterly.
See notes to financial statements.

                      NATIONWIDE(R) ASSET ALLOCATION TRUST
                        MODERATELY CONSERVATIVE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             MUTUAL FUNDS  (80.1%)

             AGGRESSIVE GROWTH  (10.2%)
   14,390    Nationwide Small
             Company Fund, Class I Shares * $   283,625
    2,481    Oppenheimer Capital Appreciation
             Fund, Class A                      112,396
    3,971    Oppenheimer Discovery
             Fund, Class A                      171,942
                                            -----------
                                                567,963
                                            -----------
             GROWTH  (10.0%)
    5,413    American Century Equity
             Growth Fund                        111,444
   24,077    Capital Appreciation Fund,
             Class I Shares *                   278,092
    1,383    Dreyfus Appreciation Fund, Inc.     54,927
    1,609    Federated Stock Trust               56,151
    4,809    MAS Equity Portfolio
             Adviser Class                       55,251
                                            -----------
                                                555,865
                                            -----------
             GROWTH & INCOME  (29.8%)
   17,530    Gartmore Total Return Fund,
             Class D Shares *                   332,900
  126,332    Nationwide S&P 500 Index Fund,
             Local Fund Shares *              1,331,536
                                            -----------
                                              1,664,436
                                            -----------
             BOND  (30.1%)
  166,719    Nationwide Income Fund,
             Class I Shares *                 1,683,864
                                            -----------
             TOTAL MUTUAL FUNDS               4,472,128
                                            -----------

--------------------------------------------------------------------------------
PRINCIPAL    SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             FIXED INCOME  (19.9%)
$1,111,185   Nationwide Fixed Contract,
             5.75% *, **                    $ 1,111,185
                                            -----------

             TOTAL FIXED INCOME               1,111,185
                                            -----------

             TOTAL INVESTMENTS
             (COST $5,821,119) (A) -
             (100.0%)                         5,583,313
             LIABILITIES IN EXCESS OF
             OTHER ASSETS - (-0.0%)              (1,782)
                                            -----------
             NET ASSETS - (100.0%)          $ 5,581,531
                                            ===========

-------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:
       Unrealized appreciation       $  68,429
       Unrealized depreciation        (306,235)
                                     ---------
       Net unrealized depreciation   $(237,806)
                                     ---------
                                     ---------

* Investment in affiliate.
**The Nationwide Fixed Contract rate changes quarterly.
See notes to financial statements.

                      NATIONWIDE(R) ASSET ALLOCATION TRUST
                             CONSERVATIVE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             MUTUAL FUNDS  (75.1%)

             GROWTH  (10.0%)
    1,403    American Century
             Equity Growth Fund             $    28,879
   12,357    Capital Appreciation Fund,
             Class I Shares *                   142,725
      726    Dreyfus Appreciation Fund, Inc.     28,813
      838    Federated Stock Trust               29,237
    2,518    MAS Equity Portfolio
             Adviser Class                       28,931
      542    Strong Multi Cap Value Fund         28,673
                                            -----------
                                                287,258
                                            -----------
             GROWTH & INCOME  (19.8%)
    5,999    Gartmore Total Return Fund,
             Class D Shares *                   113,926
   43,096    Nationwide S&P 500 Index Fund,
             Local Fund Shares *                454,233
                                            -----------
                                                568,159
                                            -----------
             BOND  (45.3%)
  128,409    Nationwide Income Fund,
             Class I Shares *                 1,296,933
                                            -----------
             TOTAL MUTUAL FUNDS               2,152,350
                                            -----------

--------------------------------------------------------------------------------
PRINCIPAL    SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             FIXED INCOME  (24.9%)
 $713,296    Nationwide Fixed Contract,
             5.75% *, **                    $   713,296
                                            -----------

             TOTAL FIXED INCOME                 713,296
                                            -----------

             TOTAL INVESTMENTS
             (COST $2,883,226) (A) -
             (100.0%)                         2,865,646
             LIABILITIES IN EXCESS OF
             OTHER ASSETS - (-0.0%)                (917)
                                            -----------
             NET ASSETS - (100.0%)          $ 2,864,729
                                            ===========

-------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:
       Unrealized appreciation      $ 43,548
       Unrealized depreciation       (61,128)
                                    --------
       Net unrealized depreciation  $(17,580)
                                    --------
                                    --------
*  Investment in affiliate.
**The Nationwide Fixed Contract rate changes quarterly.
See notes to financial statements.


                                                  NATIONWIDE(R) ASSET ALLOCATION TRUST
                                                 STATEMENTS OF ASSETS AND LIABILITIES
                                                             JUNE 30, 2001
                                                              (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                              MODERATELY                     MODERATELY
                                               AGGRESSIVE     AGGRESSIVE      MODERATE      CONSERVATIVE   CONSERVATIVE
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               ----------     ----------      ---------     ------------   ------------
ASSETS:
Investments, at value (cost $8,730,491;
   $7,835,592; $3,697,489; $600,416 and
   $156,869; respectively)                    $ 7,865,376    $ 7,156,897     $ 3,389,562     $   562,111    $   144,533
Investments in affiliates, at value
   (cost $10,643,214; $14,394,049,
   $12,178,056; $5,220,703 and
   $2,726,357; respectively)                    9,229,452     13,267,111      11,313,349       5,021,202      2,721,113
                                              -----------    -----------     -----------     -----------    -----------
   Total Investments                           17,094,828     20,424,008      14,702,911       5,583,313      2,865,646
                                              -----------    -----------     -----------     -----------    -----------
Interest and dividends receivable                   1,181          1,769           1,071             508            266
                                              -----------    -----------     -----------     -----------    -----------
   Total Assets                                17,096,009     20,425,777      14,703,982       5,583,821      2,865,912
                                              -----------    -----------     -----------     -----------    -----------
LIABILITIES:
Management fees payable                             7,258          8,420           6,102           2,290          1,183
                                              -----------    -----------     -----------     -----------    -----------
NET ASSETS                                    $17,088,751    $20,417,357     $14,697,880     $ 5,581,531    $ 2,864,729
                                              ===========    ===========     ===========     ===========    ===========
REPRESENTED BY:
Capital                                       $21,292,079    $23,706,452     $16,850,853     $ 6,101,725    $ 3,043,866
Accumulated net investment income (loss)          (17,571)        42,142          49,733          30,712         21,922
Accumulated net realized gains (losses) on
   investment transactions                     (1,906,880)    (1,525,604)     (1,030,072)       (313,100)      (183,479)
Net unrealized appreciation (depreciation)
   on investments                              (2,278,877)    (1,805,633)     (1,172,634)       (237,806)       (17,580)
                                              -----------    -----------     -----------     -----------    -----------
NET ASSETS                                    $17,088,751    $20,417,357     $14,697,880     $ 5,581,531    $ 2,864,729
                                              ===========    ===========     ===========     ===========    ===========

SHARES OUTSTANDING
   (unlimited number of shares authorized)      1,852,512      2,077,310       1,489,664         558,294        289,642
                                              ===========    ===========     ===========     ===========    ===========

NET ASSET VALUE AND OFFERING PRICE PER SHARE* $      9.22    $      9.83     $      9.87     $     10.00    $      9.89
                                              ===========    ===========     ===========     ===========    ===========

-------------------------------------------------
*  Not subject to a front-end sales charge.
See notes to financial statements.

                                          NATIONWIDE(R) ASSET ALLOCATION TRUST
                                                STATEMENTS OF OPERATIONS
                                         FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                                      (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                           MODERATELY                      MODERATELY
                                            AGGRESSIVE     AGGRESSIVE       MODERATE      CONSERVATIVE    CONSERVATIVE
                                             PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                            ----------     ----------       ---------     ------------    ------------
INVESTMENT INCOME:
Interest income from affiliates            $        --      $   53,420      $   40,323      $   29,919      $   20,292
Dividend income from affiliates                 17,422          62,625          83,542          43,718          32,335
Dividend income                                  6,746           6,888           3,058             669             274
                                           -----------      ----------      ----------      ----------      ----------
   Total Income                                 24,168         122,933         126,923          74,306          52,901
                                           -----------      ----------      ----------      ----------      ----------
EXPENSES:
Management fees                                 41,738          46,380          35,013          12,993           7,052
                                           -----------      ----------      ----------      ----------      ----------
NET INVESTMENT INCOME (LOSS)                   (17,570)         76,553          91,910          61,313          45,849
                                           -----------      ----------      ----------      ----------      ----------

REALIZED/UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investment
   transactions with affiliates             (1,136,666)       (882,270)       (621,110)       (216,928)       (144,505)
Net realized gains (losses) on
   investment transactions                    (309,738)       (309,438)       (189,948)        (36,197)         (5,436)
Net change in unrealized
   appreciation/depreciation
   on investments                              260,077         233,823         159,925          76,571          87,610
                                           -----------      ----------      ----------      ----------      ----------
Net realized/unrealized gains (losses)
   on investments                           (1,186,327)       (957,885)       (651,133)       (176,554)        (62,331)
                                           -----------      ----------      ----------      ----------      ----------
CHANGE IN NET ASSETS
   FROM OPERATIONS                         $(1,203,897)     $ (881,332)     $ (559,223)     $ (115,241)     $  (16,482)
                                           ===========      ==========      ==========      ==========      ==========

See notes to financial statements.


                                                  NATIONWIDE(R) ASSET ALLOCATION TRUST
                                                  STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                              AGGRESSIVE PORTFOLIO        MODERATELY AGGRESSIVE PORTFOLIO
                                                         -------------------------------  -------------------------------
                                                         SIX MONTHS                        SIX MONTHS
                                                            ENDED         YEAR ENDED          ENDED        YEAR ENDED
                                                       JUNE 30, 2001  DECEMBER 31, 2000  JUNE 30, 2001  DECEMBER 31, 2000
                                                        ------------  -----------------  -------------  -----------------
                                                        (UNAUDITED)                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $   (17,570)    $   624,290      $    76,553      $   636,754
Net realized gains (losses) on investment transactions    (1,446,404)      2,410,131       (1,191,708)       1,913,090
Net change in unrealized appreciation/depreciation
   on investments                                            260,077      (4,177,188)         233,823       (3,193,783)
                                                         -----------     -----------      -----------      -----------
   Change in net assets from operations                   (1,203,897)     (1,142,767)        (881,332)        (643,939)
                                                         -----------     -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                       (540,748)       (269,433)        (523,629)        (303,989)
Net realized gains on investment transactions             (2,734,649)       (561,253)      (2,153,926)        (398,330)
                                                         -----------     -----------      -----------      -----------
   Change in net assets from shareholder distributions    (3,275,397)       (830,686)      (2,677,555)        (702,319)
                                                         -----------     -----------      -----------      -----------
CAPITAL TRANSACTIONS:
Proceeds from shares issued                                3,539,311       8,666,084        5,144,002        9,805,761
Dividends reinvested                                       3,275,396         830,668        2,677,552          702,310
Cost of shares redeemed                                   (2,054,029)     (1,739,128)      (1,460,573)      (1,730,927)
                                                         -----------     -----------      -----------      -----------
   Change in net assets from capital transactions          4,760,678       7,757,624        6,360,981        8,777,144
                                                         -----------     -----------      -----------      -----------
Change in net assets                                         281,384       5,784,171        2,802,094        7,430,886
NET ASSETS:
   Beginning of period                                    16,807,367      11,023,196       17,615,263       10,184,377
                                                         -----------     -----------      -----------      -----------
   End of period                                         $17,088,751     $16,807,367      $20,417,357      $17,615,263
                                                         ===========     ===========      ===========      ===========
SHARE TRANSACTIONS:
Sold                                                         370,326         654,370          508,467          769,967
Reinvested                                                   325,586          62,613          255,741           55,104
Redeemed                                                    (215,562)       (130,585)        (141,296)        (135,235)
                                                         -----------     -----------      -----------      -----------

   Change in shares                                          480,350         586,398          622,912          689,836
                                                         ===========     ===========      ===========      ===========

See notes to financial statements.


                                                  NATIONWIDE(R) ASSET ALLOCATION TRUST
                                                  STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                               MODERATE PORTFOLIO        MODERATELY CONSERVATIVE PORTFOLIO
                                                         -------------------------------  -------------------------------
                                                         SIX MONTHS                        SIX MONTHS
                                                            ENDED         YEAR ENDED          ENDED        YEAR ENDED
                                                       JUNE 30, 2001  DECEMBER 31, 2000  JUNE 30, 2001  DECEMBER 31, 2000
                                                       -------------  -----------------  -------------  -----------------
                                                        (UNAUDITED)                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $    91,910     $   449,655      $    61,313      $   158,929
Net realized gains (losses) on investment transactions      (811,058)      1,456,126         (253,125)         320,323
Net change in unrealized appreciation/depreciation
   on investments                                            159,925      (2,220,568)          76,571         (473,137)
                                                         -----------     -----------      -----------      -----------
   Change in net assets from operations                     (559,223)       (314,787)        (115,241)           6,115
                                                         -----------     -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                       (329,927)       (286,453)        (100,647)        (126,845)
Net realized gains on investment transactions             (1,606,442)       (344,961)        (356,117)        (147,668)
                                                         -----------     -----------      -----------      -----------
   Change in net assets from shareholder distributions    (1,936,369)       (631,414)        (456,764)        (274,513)
                                                         -----------     -----------      -----------      -----------
CAPITAL TRANSACTIONS:
Proceeds from shares issued                                2,697,638       6,306,576        1,338,257        2,247,926
Dividends reinvested                                       1,936,368         631,403          456,764          274,510
Cost of shares redeemed                                   (1,477,210)     (1,706,445)        (674,195)      (1,004,479)
                                                         -----------     -----------      -----------      -----------
   Change in net assets from capital transactions          3,156,796       5,231,534        1,120,826        1,517,957
                                                         -----------     -----------      -----------      -----------
Change in net assets                                         661,204       4,285,333          548,821        1,249,559
NET ASSETS:
   Beginning of period                                    14,036,676       9,751,343        5,032,710        3,783,151
                                                         -----------     -----------      -----------      -----------
   End of period                                         $14,697,880     $14,036,676      $ 5,581,531      $ 5,032,710
                                                         ===========     ===========      ===========      ===========
SHARE TRANSACTIONS:
Sold                                                         267,692         509,529          130,107          195,295
Reinvested                                                   185,562          51,242           44,013           23,998
Redeemed                                                    (145,146)       (136,622)         (63,761)         (86,502)
                                                         -----------     -----------      -----------      -----------
   Change in shares                                          308,108         424,149          110,359          132,791
                                                         ===========     ===========      ===========      ===========

See notes to financial statements.


                                                  NATIONWIDE(R) ASSET ALLOCATION TRUST
                                                  STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Conservative Portfolio
                                                            ----------------------------------------
                                                              SIX MONTHS
                                                                 ENDED                 YEAR ENDED
                                                            JUNE 30, 2001          DECEMBER 31, 2000
                                                            -------------          -----------------
                                                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                 $    45,849              $    93,135
Net realized gains (losses) on investment transactions          (149,941)                  38,281
Net change in unrealized appreciation/depreciation
   on investments                                                 87,610                  (76,413)
                                                             -----------              -----------
   Change in net assets from operations                          (16,482)                  55,003
                                                             -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                            (48,252)                (101,443)
Net realized gains on investment transactions                    (35,327)                (132,384)
                                                             -----------              -----------
   Change in net assets from shareholder distributions           (83,579)                (233,827)
                                                             -----------              -----------
CAPITAL TRANSACTIONS:
Proceeds from shares issued                                      866,427                1,484,627
Dividends reinvested                                              83,579                  233,824
Cost of shares redeemed                                         (696,763)              (2,120,004)
                                                             -----------              -----------
   Change in net assets from capital transactions                253,243                 (401,553)
                                                             -----------              -----------
Change in net assets                                             153,182                 (580,377)
NET ASSETS:
   Beginning of period                                         2,711,547                3,291,924
                                                             -----------              -----------
   End of period                                             $ 2,864,729              $ 2,711,547
                                                             ===========              ===========
SHARE TRANSACTIONS:
Sold                                                              86,998                  143,318
Reinvested                                                         8,299                   22,831
Redeemed                                                         (70,019)                (202,883)
                                                             -----------              -----------

   Change in shares                                               25,278                  (36,734)
                                                             ===========              ===========

See notes to financial statements.


                                                  NATIONWIDE(R) ASSET ALLOCATION TRUST
                                                          AGGRESIVE PORTFOLIO
                                                         FINANCIAL HIGHLIGHTS
                                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------

                                           SIX MONTHS ENDED      YEAR ENDED          YEAR ENDED           PERIOD ENDED
                                            JUNE 30, 2001     DECEMBER 31, 2000  DECEMBER 31, 1999   DECEMBER 31, 1998(A)
                                           ----------------   -----------------  -----------------   --------------------
                                              (UNAUDITED)

NET ASSET VALUE BEGINNING
   OF PERIOD                                    $ 12.25           $  14.03             $ 11.78               $ 10.00
                                                -------           --------             -------               -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                   (0.01)              0.46               (0.01)                 0.01
   Net realized and unrealized gains (losses)     (0.66)             (1.24)               2.74                  1.78
                                                -------           --------             -------               -------
     Total investment activities                  (0.67)             (0.78)               2.73                  1.79
                                                -------           --------             -------               -------
DISTRIBUTIONS:
   Net investment income                          (0.39)             (0.30)              (0.01)                (0.01)
   Net realized gains                             (1.97)             (0.70)              (0.47)                   --
                                                -------           --------             -------               -------
     Total distributions                          (2.36)             (1.00)              (0.48)                (0.01)
                                                -------           --------             -------               -------
Net increase (decrease) in net asset value        (3.03)             (1.78)               2.25                  1.78
                                                -------           --------             -------               -------
NET ASSET VALUE END OF PERIOD                   $  9.22            $ 12.25             $ 14.03               $ 11.78
                                                =======           ========             =======               =======
Total Return                                      (7.08%)(b)         (6.04%)             24.19%                17.85%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000)            $17,089            $16,807             $11,023               $ 6,873
   Ratio of expenses to average net assets         0.50%(c)           0.50%               0.50%                 0.50%(c)
   Ratio of net investment income to
     average net assets                           (0.21%)(c)          4.28%              (0.05%)                0.16%(c)
   Portfolio turnover                             26.55%             49.68%              29.81%                38.42%


-----------------------------------
(a) For the period from January 20, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.


                                                  NATIONWIDE(R) ASSET ALLOCATION TRUST
                                                    MODERATELY AGGRESIVE PORTFOLIO
                                                         FINANCIAL HIGHLIGHTS
                                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------

                                              SIX MONTHS ENDED    YEAR ENDED          YEAR ENDED           PERIOD ENDED
                                               JUNE 30, 2001   DECEMBER 31, 2000   DECEMBER 31, 1999  DECEMBER 31, 1998(A)
                                              ---------------- -----------------   -----------------  --------------------
                                                (UNAUDITED)

NET ASSET VALUE BEGINNING
   OF PERIOD                                      $ 12.11          $ 13.32              $ 11.59              $ 10.00
                                                  -------          -------              -------              -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                      0.03             0.46                 0.09                 0.10
   Net realized and unrealized gains (losses)       (0.51)           (0.83)                2.07                 1.56
                                                  -------          -------              -------              -------
     Total investment activities                    (0.48)           (0.37)                2.16                 1.66
                                                  -------          -------              -------              -------
DISTRIBUTIONS:
   Net investment income                            (0.35)           (0.33)               (0.09)               (0.07)
   Net realized gains                               (1.45)           (0.51)               (0.34)                  --
                                                  -------          -------              -------              -------
     Total distributions                            (1.80)           (0.84)               (0.43)               (0.07)
                                                  -------          -------              -------              -------
Net increase (decrease) in net asset value          (2.28)           (1.21)                1.73                 1.59
                                                  -------          -------              -------              -------
NET ASSET VALUE END OF PERIOD                     $  9.83          $ 12.11              $ 13.32              $ 11.59
                                                  =======          =======              =======              =======
Total Return                                        (4.86%)(b)       (3.08%)              19.34%               16.61%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000)              $20,417          $17,615              $10,184              $ 4,628
   Ratio of expenses to average net assets           0.50%(c)         0.50%                0.50%                0.50%(c)
   Ratio of net investment income to
     average net assets                              0.83%(c)         4.50%                0.93%                1.16%(c)
   Portfolio turnover                               25.61%           52.40%               25.88%               52.63%

----------------------------------
(a) For the period from January 20, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.


                                                  NATIONWIDE(R) ASSET ALLOCATION TRUST
                                                          MODERATE PORTFOLIO
                                                         FINANCIAL HIGHLIGHTS
                                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------

                                             SIX MONTHS ENDED     YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                              JUNE 30, 2001   DECEMBER 31, 2000    DECEMBER 31, 1999  DECEMBER 31, 1998(A)
                                             ---------------  ------------------   -----------------  --------------------
                                               (UNAUDITED)

NET ASSET VALUE BEGINNING
   OF PERIOD                                    $  11.88          $  12.87             $  11.56               $ 10.00
                                                --------          --------             --------               -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                     0.06              0.40                 0.14                  0.14
   Net realized and unrealized gains (losses)      (0.45)            (0.63)                1.53                  1.53
                                                --------          --------             --------               -------
     Total investment activities                   (0.39)            (0.23)                1.67                  1.67
                                                --------          --------             --------               -------
DISTRIBUTIONS:
   Net investment income                           (0.27)            (0.32)               (0.14)                (0.11)
   Net realized gains                              (1.35)            (0.44)               (0.22)                   --
                                                --------          --------             --------               -------
     Total distributions                           (1.62)            (0.76)               (0.36)                (0.11)
                                                --------          --------             --------               -------
Net increase (decrease) in net asset value         (2.01)            (0.99)                1.31                  1.56
                                                --------          --------             --------               -------
NET ASSET VALUE END OF PERIOD                   $   9.87          $  11.88             $  12.87               $ 11.56
                                                ========          ========             ========               =======
Total Return                                       (3.94%)(b)        (1.94%)              14.89%                16.74%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000)            $ 14,698          $ 14,037             $ 9,751                $ 4,347
   Ratio of expenses to average net assets          0.50%(c)          0.50%                0.50%                 0.50%(c)
   Ratio of net investment income to
     average net assets                             1.31%(c)          3.68%                1.43%                 1.83%(c)
   Portfolio turnover                              32.10%            58.26%               25.63%                55.92%

-----------------------------------
(a) For the period from January 20, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

                                                        NATIONWIDE(R) ASSET ALLOCATION TRUST
                                                         MODERATELY CONSERVATIVE PORTFOLIO
                                                                 FINANCIAL HIGHLIGHTS
                                                 SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------

                                           SIX MONTHS ENDED      YEAR ENDED           YEAR ENDED          PERIOD ENDED
                                            JUNE 30, 2001    DECEMBER 31, 2000    DECEMBER 31, 1999   DECEMBER 31, 1998(A)
                                           ----------------  ------------------   ------------------  ---------------------
                                             (UNAUDITED)

NET ASSET VALUE BEGINNING
   OF PERIOD                                   $  11.24          $  12.00             $  11.33              $ 10.00
                                               --------          --------             --------              -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                    0.11              0.38                 0.24                 0.22
   Net realized and unrealized gains (losses)     (0.33)            (0.35)                0.84                 1.27
                                               --------          --------             --------              -------
     Total investment activities                  (0.22)             0.03                 1.08                 1.49
                                               --------          --------             --------              -------
DISTRIBUTIONS:
   Net investment income                          (0.22)            (0.34)               (0.24)               (0.16)
   Net realized gains                             (0.80)            (0.45)               (0.17)                  --
                                               --------          --------             --------              -------
     Total distributions                          (1.02)            (0.79)               (0.41)               (0.16)
                                               --------          --------             --------              -------
Net increase (decrease) in net asset value        (1.24)            (0.76)                0.67                 1.33
                                               --------          --------             --------              -------
NET ASSET VALUE END OF PERIOD                  $  10.00          $  11.24             $  12.00              $ 11.33
                                               ========          ========             ========              =======
Total Return                                      (2.20%)(b)         0.20%                9.80%               14.97%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000)           $  5,582          $  5,033             $  3,783              $ 1,924
   Ratio of expenses to average net assets         0.50%(c)          0.50%                0.50%                0.50%(c)
   Ratio of net investment income to
     average net assets                            2.36%(c)          3.56%                2.36%                2.79%(c)
   Portfolio turnover                             36.76%            59.81%               50.16%              104.85%

------------------------------------
(a) For the period from January 20, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

                                                  NATIONWIDE(R) ASSET ALLOCATION TRUST
                                                        CONSERVATIVE PORTFOLIO
                                                         FINANCIAL HIGHLIGHTS
                                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------

                                              SIX MONTHS ENDED       YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                               JUNE 30, 2001    DECEMBER 31, 2000  DECEMBER 31, 1999   DECEMBER 31, 1998(A)
                                              ----------------  ------------------ -----------------   --------------------
                                                (UNAUDITED)
NET ASSET VALUE BEGINNING
   OF PERIOD                                     $  10.26           $ 10.93             $ 11.00             $ 10.00
                                                 --------           -------             -------              ------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                      0.15              0.39                0.33                0.30
   Net realized and unrealized gains (losses)       (0.22)            (0.12)               0.07                0.92
                                                 --------           -------             -------              ------
     Total investment activities                    (0.07)             0.27                0.40                1.22
                                                 --------           -------             -------              ------
DISTRIBUTIONS:
   Net investment income                            (0.17)            (0.41)              (0.32)              (0.22)
   Net realized gains                               (0.13)            (0.53)              (0.15)                 --
                                                 --------           -------             -------              ------
     Total distributions                            (0.30)            (0.94)              (0.47)              (0.22)
                                                 --------           -------             -------              ------
Net increase (decrease) in net asset value          (0.37)            (0.67)              (0.07)               1.00
                                                 --------           -------             -------              ------
NET ASSET VALUE END OF PERIOD                    $   9.89           $ 10.26             $ 10.93             $ 11.00
                                                 ========           =======             =======             =======
Total Return                                        (0.73%)(b)         2.63%               3.77%              12.33%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000)             $  2,865           $ 2,712             $ 3,292             $ 1,814
   Ratio of expenses to average net assets           0.50%(c)          0.50%               0.50%               0.50%(c)
   Ratio of net investment income to
     average net assets                              3.25%(c)          3.48%               3.27%               3.60%(c)
   Portfolio turnover                               46.31%            91.91%              84.11%             165.15%

----------------------------------
(a) For the period from January 20, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

                      NATIONWIDE(R) ASSET ALLOCATION TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Nationwide Asset Allocation Trust (the "Trust") is an open-end management investment company. The Trust was created under the laws of the State of Ohio as a business trust by a Declaration of Trust dated September 9, 1997, as subsequently amended. The Trust currently offers shares in five separate non-diversified funds (collectively, the "Portfolios" or each, a "Portfolio"), each of which is a separately managed portfolio with its own investment objectives and policies. This report contains the financial statements and financial highlights of the following five Portfolios:

   o  Aggressive Portfolio (Aggressive)
   o  Moderately Aggressive Portfolio (Moderately Aggressive)
   o  Moderate Portfolio (Moderate)
   o  Moderately Conservative Portfolio (Moderately Conservative)
   o  Conservative Portfolio (Conservative)

Each portfolio is constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds"). Some of the Underlying Funds are advised by Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of Villanova SA Capital Trust ("VSA"), the investment adviser to the Trust. The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Portfolios, except for the Aggressive Portfolio, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company (which is affiliated with VMF and VSA). The shares of each Portfolio are sold only to life insurance company separate accounts to fund the benefits of variable annuity contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION

Shares of the Underlying Funds in which the Portfolios invest are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular trading session on the New York Stock Exchange. The Underlying Funds generally value securities in their portfolios for which market quotations are readily available at their market value (generally the last reported sale price) and all other securities and assets at fair value, pursuant to methods established in good faith by the Board of Trustees or Directors of the Underlying Fund. The fixed interest contract is valued at par each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Interest income for the fixed interest contract is accrued daily and reinvested the following day.

                                    Continued

                      NATIONWIDE(R) ASSET ALLOCATION TRUST
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS

Dividend income, if any, is declared and paid quarterly. Distributable net realized capital gains, if applicable, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Portfolios.

EXPENSES

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio, are allocated proportionately among various or all Portfolios within the Trust in relation to the net assets of each Portfolio or on another reasonable basis.

FEDERAL INCOME TAXES

Each Portfolio's policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Portfolios to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Portfolio. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

3. TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory and Administration Agreement, VSA manages the investment of the assets and supervises the daily business affairs of the Portfolios. Under the terms of the Investment Advisory and Administration Agreement, each Portfolio pays VSA a 0.50% annual management fee based on the Portfolio's average daily net assets. VSA will also bear all expenses of each Portfolio other than the management fee and any extraordinary expenses.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent ("TDDA") for the Portfolios. For these services, NISI is compensated by VSA under a separate TDDA agreement.

Nationwide Life Insurance Company ("NLIC") is the underwriter of the Nationwide Fixed Contract. NLIC is affiliated with NISI and VSA.

VSA and NISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services, respectively, to the Portfolios.

                                   Continued

                      NATIONWIDE(R) ASSET ALLOCATION TRUST
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

4. BANK LOANS

The Trust has an unsecured bank line of credit of $10,000,000. Borrowing under this arrangement bears interest at the federal funds rate plus 0.50%. These interest costs are included in the custodian fees in the Statement of Operations. No compensating balances are required. As of June 30, 2001, there were no outstanding borrowings.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds for the period ended June 30, 2001, are summarized as follows:

FUND                            PURCHASES             SALES
-----------                    ----------          ----------
Aggressive ................... $5,947,703          $4,480,921
Moderately Aggressive ........  7,837,236           4,329,864
Moderate .....................  5,363,497           4,100,043
Moderately Conservative ......  2,171,911           1,545,914
Conservative .................  1,167,840             986,916

6. SUBSEQUENT EVENT

Effective July 20, 2001, the Portfolios were liquidated.

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